UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2004


ITEM 1.  REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                   Maxim T. Rowe Price MidCap Growth Portfolio

                                  Annual Report

                                December 31, 2004

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim T. Rowe Price MidCap Growth Portfolio

The portfolio posted a strong gain for the 12 months ended December 31, 2004, outpacing the S&P Midcap 400 Index, which returned 16.48%. Stock selection was the primary reason for the good performance relative to the benchmark, while sector weightings hampered results. After beginning the year on a strong note, stocks struggled to make headway as economic growth moderated amid rising short-term interest rates and surging energy costs. Stock prices rebounded as oil backed away from its late-October peak, and by year-end, several major indexes were at or near their highest levels of the year. Mid-cap shares outperformed their larger counterparts, and value outperformed growth across all market capitalizations. Utilities, materials, energy, and financials stocks were among the leaders, while the technology sector was essentially flat for the year. Stock selection in the information technology, energy, and industrials and business services sectors aided relative performance in the period. While the technology sector was generally weak, our holdings did well, driven by strong absolute and relative performances in communications and electronic equipment companies, including Harris and Research In Motion, and in our software holdings, including McAfee and Adobe Systems. Stock selection in semiconductors weighed on relative results, but we focus on higher-quality names, initiating a position in Xilinx and adding to positions such as Novellus, Microchip Technology, and Intersil as valuations look reasonable. Energy stocks were strong performers throughout the year and our overweight combined with good stock selection in equipment and services and oil and gas companies benefited relative performance. Companies leveraged to improving economic activity, such as industrials and business services names posted solid gains. Employment services, logistics, machinery, and traditional industrial stocks were key contributors. Detractors from relative performance included the health care, consumer discretionary, and financials sectors. Within health care, weak stock selection in health care services, including Omnicare and Health Management, and our positioning in generic pharmaceuticals, where a number of companies had earnings misses, weighed on relative results. The consumer discretionary sector turned in solid performance over the period, but questions about the sustainability of consumer spending hampered retailers. Leisure equipment, hotels, and specialty retailers were our best performers in the sector, though an underweight in household durables and stock selection in retail caused the sector to be a relative detractor. As interest rates remain relatively low by historical standards, the financials sector continued to do well. Our holdings in consumer finance and capital markets, combined with lack of exposure to commercial banks and real estate, detracted most from relative performance.


                    Maxim T. Rowe
                    Price MidCap
                  Growth Portfolio  S&P MidCap 400 Index

    7/01/1997         10,000.00          10,000.00
   12/31/1997         11,086.00          11,702.97
   12/31/1998         13,550.42          13,937.20
   12/31/1999         16,883.82          15,988.89
   12/31/2000         18,123.09          18,788.54
   12/31/2001         17,920.11          18,675.81
   12/31/2002         13,981.27          15,965.95
   12/31/2003         19,267.59          21,652.77
   12/31/2004         22,753.10          25,211.97


Maxim T. Rowe Price MidCap Growth Portfolio
Total Return -

One Year:                  18.09%
Five Year:                   6.15%
Since Inception:           11.59%

--------------------------------------------

Portfolio Inception:       7/1/97

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim T. Rowe Price MidCap Growth Portfolio, made at its inception, with the performance of the S&P MidCap 400 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of T. Rowe Price MidCap Growth Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of T. Rowe Price MidCap Growth Portfolio of the Maxim Series Fund, Inc. as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
Deloitte & Touche LLP

February 14, 2005

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                                     $        328,466,854
      Cash                                                                                                           78,639
      Dividends receivable                                                                                           95,866
      Subscriptions receivable                                                                                      485,065
      Receivable for investments sold                                                                               377,558
                                                                                                         -------------------
                                                                                                         -------------------

      Total assets                                                                                              329,503,982
                                                                                                         -------------------
                                                                                                         -------------------

LIABILITIES:
      Due to investment adviser                                                                                     285,517
      Redemptions payable                                                                                         1,694,935
      Payable to subcustodian                                                                                        80,362
      Payable for investments purchased                                                                              46,383
                                                                                                         -------------------
                                                                                                         -------------------

      Total liabilities                                                                                           2,107,197
                                                                                                         -------------------
                                                                                                         -------------------

NET ASSETS                                                                                             $        327,396,785
                                                                                                         ===================
                                                                                                         ===================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                                    $          1,925,713
      Additional paid-in capital                                                                                244,425,001
      Net unrealized appreciation on investments                                                                 84,836,831
      Accumulated net realized loss on investments                                                               (3,790,760)
                                                                                                         -------------------
                                                                                                         -------------------

NET ASSETS                                                                                             $        327,396,785
                                                                                                         ===================
                                                                                                         ===================

NET ASSET VALUE PER OUTSTANDING SHARE                                                                  $              17.00
                                                                                                         ===================
                                                                                                         ===================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                                230,000,000
      Outstanding                                                                                                19,257,126

(1)  Cost of investments in securities:                                                                $        243,630,023

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME:
     Interest                                                                                          $           193,222
     Dividends                                                                                                   1,206,974
     Foreign withholding tax                                                                                        (8,597)
                                                                                                         ------------------
                                                                                                         ------------------

     Total income                                                                                                1,391,599
                                                                                                         ------------------
                                                                                                         ------------------

EXPENSES:
     Audit fees                                                                                                     14,616
     Bank and custodial fees                                                                                        47,717
     Investment administration                                                                                      81,871
     Management fees                                                                                             3,163,437
     Other expenses                                                                                                 28,135
                                                                                                         ------------------
                                                                                                         ------------------

     Total expenses                                                                                              3,335,776

     Less amount reimbursed by investment adviser                                                                   33,290
                                                                                                         ------------------
                                                                                                         ------------------

     Net expenses                                                                                                3,302,486
                                                                                                         ------------------
                                                                                                         ------------------

NET INVESTMENT LOSS                                                                                             (1,910,887)
                                                                                                         ------------------
                                                                                                         ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                           34,561,915
     Change in net unrealized appreciation on investments                                                       17,108,633
                                                                                                         ------------------
                                                                                                         ------------------

     Net realized and unrealized gain on investments                                                            51,670,548
                                                                                                         ------------------
                                                                                                         ------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $        49,759,661
                                                                                                         ==================
                                                                                                         ==================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

                                                                                           2004                2003
                                                                                     -----------------   -----------------
                                                                                     -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment loss                                                           $       (1,910,887) $       (1,655,324)
     Net realized gain on investments                                                      34,561,915          17,071,938
     Change in net unrealized appreciation on investments                                  17,108,633          72,057,941
                                                                                     -----------------   -----------------
                                                                                     -----------------   -----------------

     Net increase in net assets resulting from operations                                  49,759,661          87,474,555
                                                                                     -----------------   -----------------
                                                                                     -----------------   -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net realized gains                                                              (33,469,077)         (9,349,468)
                                                                                     -----------------   -----------------
                                                                                     -----------------   -----------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                    143,938,804         193,928,678
     Reinvestment of distributions                                                         33,469,077           9,349,468
     Redemptions of shares                                                               (201,478,567)       (150,489,402)
                                                                                     -----------------   -----------------
                                                                                     -----------------   -----------------

     Net increase (decrease) in net assets resulting from share transactions              (24,070,686)         52,788,744
                                                                                     -----------------   -----------------
                                                                                     -----------------   -----------------

     Total increase (decrease) in net assets                                               (7,780,102)        130,913,831

NET ASSETS:
     Beginning of period                                                                  335,176,887         204,263,056
                                                                                     -----------------   -----------------
                                                                                     -----------------   -----------------

     End of period  (1)                                                            $      327,396,785  $      335,176,887
                                                                                     =================   =================
                                                                                     =================   =================

OTHER INFORMATION:

SHARES:
     Sold                                                                                   8,644,038          13,832,082
     Issued in reinvestment of distributions                                                1,996,325             600,094
     Redeemed                                                                             (12,256,894)        (10,582,616)
                                                                                     -----------------   -----------------
                                                                                     -----------------   -----------------

     Net increase (decrease)                                                               (1,616,531)          3,849,560
                                                                                     =================   =================
                                                                                     =================   =================

(1) Including undistributed net investment loss                                    $                   $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                             Year Ended December 31,
                                                ---------------------------------------------------------------------------
                                                ---------------------------------------------------------------------------
                                                    2004            2003          2002 ~          2001 ~         2000 ~
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------
Net Asset Value, Beginning of Period          $         16.06  $       12.00          15.38  $        15.62  $       15.83

Income from Investment Operations

Net investment income (loss)                                                                                          0.06
Net realized and unrealized gain (loss)                  2.85           4.53          (3.38)          (0.19)          1.08
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Total Income (Loss) From
     Investment Operations                               2.85           4.53          (3.38)          (0.19)          1.14
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Less Distributions

From net realized gains                                 (1.91)         (0.47)          0.00           (0.05)         (1.35)
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Net Asset Value, End of Period                $         17.00  $       16.06          12.00  $        15.38  $       15.62
                                                ==============   ============   ============   =============   ============
                                                ==============   ============   ============   =============   ============


Total Return                                           18.09%         37.81%        (21.98%)         (1.12%)         7.34%

Net Assets, End of Period ($000)              $       327,397  $     335,177        204,263  $      266,726  $     255,131

Ratio of Expenses to Average Net Assets:
     - Before Reimbursement                             1.05%          1.06%          1.07%           1.09%          1.08%
     - After Reimbursement #                            1.04%          1.05%          1.05%           1.05%          1.05%

Ratio of Net Investment Loss to
     Average Net Assets:
     - Before Reimbursement                            (0.61%)        (0.64%)        (0.71%)         (0.58%)        (0.34%)
     - After Reimbursement #                           (0.60%)        (0.63%)        (0.69%)         (0.55%)        (0.31%)

Portfolio Turnover Rate                                41.48%         49.18%         54.41%          56.73%         56.95%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.


See notes to financial statements.

MAXIM SERIES FUND, INC.
Financial Statements and Financial Highlights for the Years
Ended December 31, 2003 and 2004

Maxim T. Rowe Price MidCap Growth Portfolio

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim T. Rowe Price MidCap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are valued utilizing the London closing rates. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Foreign Currency Translations

        The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

        The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

        Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.05% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,250 for the year ended December 31, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $125,247,390 and $179,271,739 respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At December 31, 2004, the U.S. Federal income tax cost basis was $250,646,830. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $83,186,660 and gross depreciation of securities in which there was an excess of tax cost over value of $5,366,636 resulting in net appreciation of $77,820,024.

5. DISTRIBUTIONS TO SHAREHOLDERS

       The tax character of distributions paid during the years ended December 31, 2004 and 2003 were as follows:

                                                                                   2004                2003
                                                                              ----------------    ---------------
      Distributions paid from:
          Ordinary income                                                           5,630,646          1,522,001

          Long-term capital gain                                                   27,838,431          7,827,467
                                                                              ----------------    ---------------
                                                                              ----------------    ---------------
                                                                                   33,469,077          9,349,468
                                                                              ================    ===============


        As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                                                                      896,496
      Undistributed capital gains                                                                      2,329,551
                                                                                                  ---------------
                                                                                                  ---------------
      Net accumulated earnings                                                                         3,226,047
                                                                                                  ---------------
                                                                                                  ---------------

      Net unrealized appreciation on investments                                                      77,820,024
      Capital loss carryforwards                                                                               0
      Post-October losses                                                                                      0
                                                                                                  ---------------
                                                                                                  ---------------
      Total accumulated gain on investments                                                           81,046,071
                                                                                                  ===============


        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and net operating losses. For the year ended December 31, 2004 the Portfolio reclassified $1,910,887 from accumulated net realized gain on investments to undistributed net investment income. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

6. REVERSE STOCK SPLIT

       During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all share information in the Financial Highlights prior to 2002 has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

7. TAX INFORMATION (unaudited)

       Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2004, 18% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.




Maxim Series Fund, Inc.

Maxim T. Rowe Price MidCap Growth Portfolio
Schedule of Investments
December 31, 2004

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.34%
     54,000 Alliant Techsystems Inc*                                   3,530,520
         1,000 Embraer-Empresa Brasileira de Aeronautica
                  SA sponsored ADR                                        33,440
        700 Mercury Computer Systems Inc*                                 20,776
    104,300 Rockwell Collins                                           4,113,592
                                                                      $7,698,328
AGRICULTURE --- 0.00%
        700 Delta & Pine Land Co                                          19,096
                                                                         $19,096
AIR FREIGHT --- 0.98%
     33,700 CH Robinson Worldwide Inc                                  1,871,024
     24,700 Expeditors International of Washington Inc                 1,380,236
                                                                      $3,251,260
AIRLINES --- 1.25%
     73,000 JetBlue Airways Corp*                                      1,695,060
      1,300 SkyWest Inc                                                   26,078
    146,900 Southwest Airlines Co                                      2,391,532
                                                                      $4,112,670
AUTO PARTS & EQUIPMENT --- 0.87%
     77,500 Gentex Corp                                                2,869,050
                                                                      $2,869,050
AUTOMOBILES --- 0.02%
        900 Thor Industries Inc                                           33,345
        700 Winnebago Industries Inc                                      27,342
                                                                         $60,687
BANKS --- 0.24%
        900 Boston Private Financial Holdings Inc                         25,353
        200 City National Corp                                            14,130
        500 East West Bancorp Inc                                         20,980
        400 First Horizon National Corp                                   17,244
      1,050 North Fork Bancorp Inc                                        30,293
     14,400 Silicon Valley Bancshares*                                   645,408
      1,000 Synovus Financial Corp                                        28,580
        400 UCBH Holdings Inc                                             18,328
                                                                        $800,316
BIOTECHNOLOGY --- 4.26%
        900 Applera Corp Applied Biosystems Group                         18,819
     53,600 Cephalon Inc*                                              2,727,168
        400 Charles River Laboratories International Inc*                 18,404
        600 Chiron Corp*                                                  19,998
      1,700 Diversa Corp*                                                 14,858
        500 Genzyme Corp*                                                 29,035
     81,000 Gilead Sciences Inc*                                       2,834,190
     55,700 Human Genome Sciences Inc*                                   669,514
     23,500 Invitrogen Corp*                                           1,577,555
    164,700 MedImmune Inc*                                             4,465,017
      1,400 Millennium Pharmaceuticals Inc*                               16,968
      1,100 Nektar Therapeutics*                                          22,264
     44,100 Protein Design Labs Inc*                                     911,106
      1,700 Qiagen NV*                                                    18,615
        600 Techne Corp*                                                  23,340
     56,000 Vertex Pharmaceuticals Inc*                                  591,920
      2,500 deCODE Genetics Inc*                                          19,525
                                                                     $13,978,296
BROADCAST/MEDIA --- 3.12%
    196,100 Citadel Broadcasting Co*                                   3,172,898
     69,400 Cox Radio Inc*                                             1,143,712
        600 Cumulus Media Inc Class A*                                     9,048
        800 EW Scripps Co Class A                                         38,624
     49,700 Entercom Communications Corp*                              1,783,733
      1,300 Radio One Inc*                                                20,956
      2,800 Regent Communications Inc*                                    14,840
        300 Research in Motion Ltd*                                       24,726
    101,225 Rogers Communications Inc Class B                          2,647,034
      1,000 Salem Communications Corp  Class A*                           24,950
      1,800 Spanish Broadcasting System Inc*                              19,008
      2,300 Univision Communications Inc Class A*                         67,321
        600 Westwood One Inc*                                             16,158
     34,000 XM Satellite Radio Holdings Inc*                           1,279,080
                                                                     $10,262,088
BUILDING MATERIALS --- 0.72%
     57,000 American Standard Cos Inc*                                 2,355,240
        400 Trex Co Inc*                                                  20,976
                                                                      $2,376,216
CHEMICALS --- 1.33%
     34,800 Amylin Pharmaceuticals Inc*                                  812,928
        900 Ecolab Inc                                                    31,617
        400 Engelhard Corp                                                12,268
     41,000 Potash Corp of Saskatchewan Inc                            3,405,460
        700 Praxair Inc                                                   30,905
        400 Sigma-Aldrich Corp                                            24,184
        500 Symyx Technologies Inc*                                       15,040
        400 Valspar Corp                                                  20,004
                                                                      $4,352,406
COMMUNICATIONS - EQUIPMENT --- 1.89%
     44,500 ADTRAN Inc                                                   851,730
     51,000 Comverse Technology Inc*                                   1,246,950
      3,600 Corning Inc*                                                  42,372
     65,000 Harris Corp                                                4,016,350
     10,600 JDS Uniphase Corp*                                            33,602
        400 Plantronics Inc                                               16,588
                                                                      $6,207,592
COMPUTER HARDWARE & SYSTEMS --- 1.73%
     19,100 Cognos Inc*                                                  841,546
     40,400 Diebold Inc                                                2,251,492
      7,000 Lexmark International Group Inc Class A*                     595,000
      1,000 Network Appliance Inc*                                        33,220
     53,100 QLogic Corp*                                               1,950,363
                                                                      $5,671,621
COMPUTER SOFTWARE & SERVICES --- 9.00%
     25,400 Adobe Systems Inc                                          1,593,596
        500 Affiliated Computer Services Inc Class A*                     30,095
      1,300 BMC Software Inc*                                             24,180
     29,000 CACI International Inc Class A*                            1,975,770
    129,000 CNET Networks Inc*                                         1,448,670
    170,600 Cadence Design Systems Inc*                                2,355,986
      1,000 Check Point Software Technologies Ltd*                        24,630
     19,300 Citrix Systems Inc*                                          473,429
      1,500 Cognizant Technology Solutions Corp*                          63,495
        700 Electronic Arts Inc*                                          43,176
        900 F5 Networks Inc*                                              43,848
        600 FactSet Research Systems Inc                                  35,064
        500 Fair Isaac Co                                                 18,340
        900 FileNET Corp*                                                 23,184
     42,200 Fiserv Inc*                                                1,696,018
        400 Hyperion Solutions Corp*                                      18,648
     42,000 IAC/InterActiveCorp*                                       1,160,040
      1,300 Internet Security Systems Inc*                                30,225
     20,000 Intuit Inc*                                                  880,200
     62,300 Jack Henry & Associates Inc                                1,240,393
     50,600 Juniper Networks Inc*                                      1,375,814
        400 Kronos Inc*                                                   20,452
      2,900 MatrixOne Inc*                                                18,995
    129,200 McAfee Inc*                                                3,737,756
     40,800 Mercury Interactive Corp*                                  1,858,440
     58,000 NAVTEQ*                                                    2,688,880
      1,400 Paychex Inc                                                   47,712
     87,300 Red Hat Inc*                                               1,165,455
      1,300 SINA Corp*                                                    41,678
        500 Sabre Holdings Corp                                           11,080
     46,900 SunGard Data Systems Inc*                                  1,328,677
        800 Synopsys Inc*                                                 15,696
     16,500 VERITAS Software Corp*                                       471,075
    106,900 VeriSign Inc*                                              3,583,288
        600 Websense Inc*                                                 30,432
                                                                     $29,574,417
CONGLOMERATES --- 0.46%
     29,100 Teleflex Inc                                               1,511,454
                                                                      $1,511,454
CONTAINERS --- 0.01%
        400 Sealed Air Corp*                                              21,308
                                                                         $21,308
DISTRIBUTORS --- 0.01%
        400 Estee Lauder Cos                                              18,308
                                                                         $18,308
ELECTRONIC INSTRUMENT & EQUIP --- 4.74%
      1,100 Alliance Gaming Corp*                                         15,191
     39,900 CDW Corp                                                   2,647,365
    152,000 Flextronics International Ltd*                             2,100,640
     31,600 Flir Systems Inc*                                          2,015,764
     44,000 Garmin Ltd                                                 2,676,960
     82,700 Jabil Circuit Inc*                                         2,115,466
        300 Littelfuse Inc*                                               10,248
      1,400 Molex Inc                                                     37,310
        600 National Instruments Corp                                     16,350
     64,400 Roper Industries Inc                                       3,913,588
      2,100 Symbol Technologies Inc                                       36,330
                                                                     $15,585,212
ELECTRONICS - SEMICONDUCTOR --- 4.26%
     71,100 AMIS Holdings Inc*                                         1,174,572
        700 ASML Holding NV*                                              11,137
      3,700 Altera Corp*                                                  76,590
      2,400 Analog Devices Inc                                            88,608
      1,400 Broadcom Corp Class A*                                        45,192
        600 Cymer Inc*                                                    17,724
     60,400 Integrated Circuit Systems Inc*                            1,263,568
    120,400 Intersil Holding Corp                                      2,015,496
        600 KLA-Tencor Corp*                                              27,948
      1,100 Lam Research Corp*                                            31,801
      2,100 Linear Technology Corp                                        81,396
        800 Marvell Technology Group Ltd*                                 28,376
      2,000 Maxim Integrated Products Inc                                 84,780
     84,600 Microchip Technology Inc                                   2,255,436
      3,600 National Semiconductor Corp                                   64,620
     75,800 Novellus Systems Inc                                       2,114,062
     95,000 PMC-Sierra Inc*                                            1,068,750
        900 Power Integrations Inc*                                       17,802
     57,300 Semtech Corp*                                              1,253,151
        500 Silicon Laboratories Inc*                                     17,655
     75,700 Xilinx Inc                                                 2,244,505
                                                                     $13,983,169
FINANCIAL SERVICES --- 5.68%
     83,000 CapitalSource Inc*                                         2,130,610
     51,300 Eaton Vance Corp                                           2,675,295
     37,800 Federated Investors Inc Class B                            1,148,742
      1,400 Franklin Resources Inc                                        97,510
     27,000 Investors Financial Services Corp                          1,349,460
      1,100 Janus Capital Group Inc                                       18,491
     29,600 Legg Mason Inc                                             2,168,496
        300 MGIC Investment Corp                                          20,673
      2,400 Mellon Financial Corp                                         74,664
    106,200 MoneyGram International Inc                                2,245,068
      1,000 Moody's Corp                                                  86,850
      2,100 Northern Trust Corp                                          102,018
     53,000 Principal Financial Group                                  2,169,820
     33,400 Radian Group Inc                                           1,778,216
        600 SEI Investments Co                                            25,158
      2,000 State Street Corp                                             98,240
    102,800 Waddell & Reed Financial Class A                           2,455,892
                                                                     $18,645,203
FOOD & BEVERAGES --- 0.65%
     82,500 Cott Corp*                                                 2,040,225
        400 Hershey Foods Corp                                            22,216
        400 McCormick & Co Inc (nonvtg)                                   15,440
        600 Tootsie Roll Industries Inc                                   20,778
        400 Wm Wrigley Jr Co                                              27,676
                                                                      $2,126,335
GOLD, METALS & MINING --- 1.49%
     50,000 Newmont Mining Corp                                        2,220,500
     51,000 Nucor Corp                                                 2,669,340
                                                                      $4,889,840
HEALTH CARE RELATED --- 8.02%
     55,000 Alkermes Inc*                                                774,950
     41,000 AmericsourceBergen Corp                                    2,405,880
      1,200 Caremark Rx Inc*                                              47,316
     53,000 Community Health Systems Inc*                              1,477,640
     25,700 Coventry Health Care Inc*                                  1,364,156
     24,650 DaVita Inc*                                                  974,415
     79,000 Elan Corp PLC sponsored ADR*                               2,152,750
        600 Express Scripts Inc Class A*                                  45,864
    108,800 Health Management Associates Inc Class A                   2,470,848
        600 Henry Schein Inc*                                             41,784
      1,100 IMS Health Inc                                                25,531
     41,000 Kinetic Concepts Inc*                                      3,128,300
     66,000 Laboratory Corp of America Holdings*                       3,288,120
        800 Lincare Holdings Inc*                                         34,120
     98,600 Manor Care Inc                                             3,493,398
        700 Martek Biosciences Corp*                                      35,840
      1,300 Medco Health Solutions Inc*                                   54,080
    123,500 Omnicare Inc                                               4,275,570
        800 Patterson Cos Inc*                                            34,712
        500 Quest Diagnostics Inc                                         47,775
        800 Renal Care Group Inc*                                         28,792
      1,500 WellChoice Inc*                                               80,100
        600 WellPoint Inc*                                                69,000
                                                                     $26,350,941
HOMEBUILDING --- 0.06%
        500 Centex Corp                                                   29,790
        200 KB Home                                                       20,880
      1,000 Lennar Corp                                                   56,680
        500 Pulte Corp                                                    31,900
      1,000 Toll Brothers Inc*                                            68,610
                                                                        $207,860
HOTELS/MOTELS --- 1.09%
     98,000 Fairmont Hotels & Resorts Inc                              3,394,720
      1,400 Hilton Hotels Corp                                            31,836
      1,500 Marriott International Inc Class A                            94,470
        700 Wynn Resorts Ltd*                                             46,844
                                                                      $3,567,870
HOUSEHOLD GOODS --- 0.01%
        300 Clorox Co                                                     17,679
                                                                         $17,679
INSURANCE RELATED --- 2.57%
        400 Ambac Financial Group Inc                                     32,852
        500 Arch Capital Group Ltd*                                       19,350
        500 Arthur J Gallagher & Co                                       16,250
     97,000 Assurant Inc                                               2,963,350
     45,400 Axis Capital Holdings Ltd                                  1,242,144
        500 Brown & Brown Inc                                             21,775
        400 MBIA Inc                                                      25,312
        100 Markel Corp*                                                  36,400
      1,600 Marsh & McLennan Cos Inc                                      52,640
     40,000 Protective Life Corp                                       1,707,600
        400 RenaissanceRe Holdings Ltd                                    20,832
        300 Triad Guaranty Inc*                                           18,144
     55,500 Willis Group Holdings Ltd                                  2,284,935
                                                                      $8,441,584
INVESTMENT BANK/BROKERAGE FIRM --- 0.87%
        600 AG Edwards Inc                                                25,926
    192,500 Ameritrade Holding Corp*                                   2,737,350

      1,400 Amvescap PLC                                                  17,584
      2,900 Charles Schwab Corp                                           34,684
      1,900 LaBranche & Co Inc*                                           17,024
        800 Raymond James Financial Inc                                   24,784
                                                                      $2,857,352

LEISURE & ENTERTAINMENT --- 1.29%
     79,300 Brunswick Corp                                             3,925,350
        300 DreamWorks Animation SKG Inc*                                 11,253
        200 Harley-Davidson Inc                                           12,150
      1,800 International Game Technology                                 61,884
        100 Las Vegas Sands Corp*                                          4,800
      1,100 Mattel Inc                                                    21,439
        700 Multimedia Games Inc*                                         11,032
        800 Royal Caribbean Cruises Ltd                                   43,552
      1,100 Shuffle Master Inc*                                           51,810
      1,500 Station Casinos Inc                                           82,020
        600 WMS Industries Inc*                                           20,124
                                                                      $4,245,414
MACHINERY --- 2.47%
        200 CUNO Inc*                                                     11,880
     46,200 Danaher Corp                                               2,652,342
        300 Dover Corp                                                    12,582
        500 IDEX Corp                                                     20,250
     31,200 ITT Industries Inc                                         2,634,840
        700 Kaydon Corp                                                   23,114
     40,000 Oshkosh Truck Corp                                         2,735,200
        800 Pall Corp                                                     23,160
                                                                      $8,113,368
MANUFACTURING --- 0.00%
        200 Mettler-Toledo International Inc*                             10,262
                                                                         $10,262
MEDICAL PRODUCTS --- 2.21%
        700 ArthroCare Corp*                                              22,442
     12,300 Bausch & Lomb Inc                                            792,858
        400 Beckman Coulter Inc                                           26,796
        400 Becton Dickinson & Co                                         22,720
        900 Biomet Inc                                                    39,051
        900 CR Bard Inc                                                   57,582
        400 Cooper Cos Inc                                                28,236
        600 Dentsply International Inc                                    33,720
     49,300 Edwards Lifesciences Corp*                                 2,034,118
     22,500 Gen-Probe Inc*                                             1,017,225
     10,200 Inamed Corp*                                                 645,150
        400 Integra LifeSciences Holdings*                                14,772
        700 Kyphon Inc*                                                   18,032
        300 Millipore Corp*                                               14,943
        400 ResMed Inc*                                                   20,440
        300 Respironics Inc*                                              16,308
        500 Smith & Nephew PLC sponsored ADR                              25,880
        600 St Jude Medical Inc*                                          25,158
        600 Sybron Dental Specialties Inc*                                21,228
     16,200 Varian Medical Systems Inc*                                  700,488
     34,800 Waters Corp*                                               1,628,292
        500 Wright Medical Group Inc*                                     14,250
        300 Zimmer Holdings Inc*                                          24,036
                                                                      $7,243,725
OFFICE EQUIPMENT & SUPPLIES --- 0.03%
        300 Avery Dennison Corp                                           17,991
        600 HNI Corp                                                      25,830
        750 Zebra Technologies Corp Class A*                              42,210
                                                                         $86,031

OIL & GAS --- 6.63%
     80,000 BJ Services Co                                             3,723,200
      1,200 Baker Hughes Inc                                              51,204
        700 Cooper Cameron Corp*                                          37,667
     61,000 Diamond Offshore Drilling Inc                              2,443,050
     32,000 EOG Resources                                              2,283,520
     69,000 FMC Technologies Inc*                                      2,221,800
     42,300 Murphy Oil Corp                                            3,403,035
     55,900 Smith International Inc*                                   3,041,519
        500 Weatherford International Ltd*                                25,650
     59,000 Western Gas Resources Inc                                  1,725,750
     79,500 XTO Energy Inc                                             2,812,710
                                                                     $21,769,105
PHARMACEUTICALS --- 4.42%
     55,300 Abgenix Inc*                                                 571,802
        400 Allergan Inc                                                  32,428
     57,000 Andrx Group*                                               1,244,310
        500 AtheroGenics Inc*                                             11,780
     62,000 Barr Laboratories Inc*                                     2,823,480
      1,000 Celgene Corp*                                                 26,530
     22,000 Eyetech Pharmaceuticals Inc*                               1,001,000
    136,600 IVAX Corp*                                                 2,161,012
     16,000 ImcClone Systems Inc*                                        737,280
        600 Medicines Co*                                                 17,280
        400 Medicis Pharmaceutical Corp Class A                           14,044
     30,600 Neurocrine Biosciences Inc*                                1,508,580
     21,550 Sepracor Inc*                                              1,279,424
     30,000 Taro Pharmaceutical Industries Ltd*                        1,020,900
     79,000 Valeant Pharmaceuticals International                      2,081,650
                                                                     $14,531,500
POLLUTION CONTROL --- 0.01%
        700 Stericycle Inc*                                               32,165
                                                                         $32,165
PRINTING & PUBLISHING --- 0.54%
        500 Dow Jones & Co Inc                                            21,530
        200 McGraw-Hill Cos Inc                                           18,308
      1,000 Meredith Corp                                                 54,200
        600 New York Times Co Class A                                     24,480
     42,000 Scholastic Corp*                                           1,552,320
        100 Washington Post Co Class B                                    98,302
                                                                      $1,769,140
RESTAURANTS --- 1.04%
     63,750 Cheesecake Factory Inc*                                    2,069,963
        400 Outback Steakhouse Inc                                        18,312
     23,000 PF Changs China Bistro Inc*                                1,296,050
        700 Ruby Tuesday Inc                                              18,256
                                                                      $3,402,581
RETAIL --- 6.08%
      1,100 99 Cents Only Stores*                                         17,776
      1,100 Amazon.com Inc*                                               48,719
        900 Bed Bath & Beyond Inc*                                        35,847
     42,000 Best Buy Co Inc                                            2,495,640
        400 CVS Corp                                                      18,028
      3,000 Dollar General Corp                                           62,310
     37,000 Dollar Tree Stores Inc*                                    1,061,160
     94,500 Family Dollar Stores Inc                                   2,951,235
      1,100 Freds Inc                                                     19,140
     11,000 MSC Industrial Direct Co Inc Class A                         395,780
        700 Men's Wearhouse Inc*                                          22,372
     39,300 O'Reilly Automotive Inc*                                   1,770,465
     88,100 Petsmart Inc                                               3,130,193
     76,500 Ross Stores Inc                                            2,208,555
     40,000 Shoppers Drug Mart Corp*                                   1,244,252
      1,000 Staples Inc                                                   33,710
      2,600 TJX Cos Inc                                                   65,338
      2,100 Tiffany & Co                                                  67,137
     27,000 Whole Foods Market Inc                                     2,574,450
     49,900 Williams-Sonoma Inc*                                       1,748,496
                                                                     $19,970,603
SPECIALIZED SERVICES --- 10.36%
        600 ARAMARK Corp                                                  15,906
     15,992 Apollo Group Inc*                                          1,290,714
      4,600 BearingPoint Inc*                                             36,938
        700 Career Education Corp*                                        28,000
     49,000 Catalina Marketing Corp                                    1,451,870
     88,200 Certegy Inc                                                3,133,746
     54,000 CheckFree Corp*                                            2,056,320
     99,900 ChoicePoint Inc*                                           4,600,632
      1,100 Cintas Corp                                                   48,246
        600 Corporate Executive Board Co                                  40,164
     71,600 DST Systems Inc*                                           3,731,792
        600 DeVry Inc*                                                    10,416
        400 Dun & Bradstreet Corp*                                        23,860
     58,900 Education Management Corp*                                 1,944,289
      1,000 Equifax Inc                                                   28,100
     11,900 Getty Images Inc*                                            819,315
     37,300 Global Payments Inc                                        2,183,542
        200 H&R Block Inc                                                  9,800
        500 Harte-Hanks Inc                                               12,990
     48,000 Hewitt Associates Inc*                                     1,536,480
        700 ITT Educational Services Inc*                                 33,285
     92,300 Iron Mountain Inc*                                         2,814,227
      1,000 LECG Corp*                                                    18,650
        400 Lamar Advertising Co*                                         17,112
     67,800 Manpower Inc                                               3,274,740
     65,700 Monster Worldwide Inc*                                     2,210,148
        600 Omnicom Group Inc                                             50,592
     55,200 Robert Half International Inc                              1,624,536
        200 UTI Worldwide Inc                                             13,604
        500 Universal Technical Institute Inc*                            19,060
     31,000 Viad Corp                                                    883,190
        900 WPP Group PLC                                                 49,185
        800 Watson Wyatt & Co Holdings                                    21,560
                                                                     $34,033,009
TELEPHONE & TELECOMMUNICATIONS --- 3.23%
      1,600 American Tower Corp*                                          29,440
    143,700 Crown Castle International Corp*                           2,391,168
     44,000 Nextel Communications Inc*                                 1,320,000
    124,100 Nextel Partners Inc*                                       2,424,914
     64,000 Telus Corp*                                                1,934,720
     85,600 Western Wireless Corp*                                     2,508,080
                                                                     $10,608,322
TEXTILES --- 0.01%
        400 Coach Inc*                                                    22,560
                                                                         $22,560
TRANSPORTATION --- 0.01%
        600 Landstar System Inc*                                          44,184
                                                                         $44,184

TOTAL COMMON STOCK --- 96.00%                                       $315,340,127
(Cost $230,503,296)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

 12,128,000 Fannie Mae                                                12,127,292
                  1.065%, January 3, 2005
  1,000,000 Freddie Mac                                                  999,435
                  2.295%, January 10, 2005

TOTAL SHORT-TERM INVESTMENTS --- 4.00%                               $13,126,727
(Cost $13,126,727)

TOTAL MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO --- 100%          $328,466,854
(Cost $243,630,023)

Legend
* Non-income Producing Security
ADR - American Depository Receipt
See Notes to Financial Statements.

Summary of Investments by Sector

Maxim T. Rowe Price Mid-Cap Growth Portfolio
December 31, 2004

                                                                                % of Portfolio
                 Sector                              Value ($)                    Investments
------------------------------------------   --------------------------   ----------------------------
------------------------------------------   --------------------------   ----------------------------
Communications                                              27,078,002                          8.24%
Consumer Products & Services                                69,123,673                         21.04%
Financial Services                                          30,744,455                          9.36%
Health Care Related                                         62,104,462                         18.91%
Industrial Products & Services                              16,760,896                          5.10%
Natural Resources                                           26,678,041                          8.12%
Short Term Investments                                      13,126,727                          4.00%
Technology                                                  72,512,747                         22.08%
Transportation                                              10,337,851                          3.15%
                                             --------------------------   ----------------------------
                                             --------------------------   ----------------------------
                                                         $ 328,466,854                        100.00%
                                             ==========================   ============================
                                             ==========================   ============================

 SHAREHOLDER EXPENSE EXAMPLE
 Maxim T. Rowe Price MidCap Growth Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                       Beginning             Ending               Expenses Paid
                                     Account Value       Account Value            During Period*
                                      (7/1/2004)          (12/31/2004)           (7/1/04-12/31/04)

 Actual                                   $ 1,000.00          $ 1,092.27              $ 5.47

 Hypothetical
 (5% return before expenses)              $ 1,000.00          $ 1,019.91              $ 5.28

*Expenses are equal to the Portfolio's annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

------------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------ ----------- -------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (79)    Director     March 22, 1988    President Emeritus, Denver Metro         39       Trustee, Orchard
                                  to present        Chamber of Commerce                               Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         39       Trustee, Orchard
Koeppe (72)                       to present                                                          Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       39       Trustee, Orchard
(64)                              to present        and Daniel, P.C.                                  Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------

------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ----------- -------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    President and Chief Executive           39       Trustee, Orchard
McCallum (62)        President    present            Officer of Great-West Life &                     Series Fund,
                                                     Annuity Insurance Company;                       Committee
                                                     President and Chief Executive                    Member,
                                                     Officer, United States                           Great-West
                                                     Operations, The Great-West Life                  Variable Annuity
                                                     Assurance Company (1990 to                       Account A;
                                                     present); Co-President and Chief                 Director,
                                                     Executive Officer of Great-West                  Great-West
                                                     Lifeco Inc.; President and Chief                 Lifeco Inc.,
                                                     Executive Officer of GWL&A                       Great-West Life
                                                     Financial Inc.; President and                    & Annuity
                                                     Chief Executive Officer of First                 Insurance
                                                     Great-West Life & Annuity                        Company, First
                                                     Insurance Company                                Great-West Life
                                                                                                      & Annuity
                                                                                                      Insurance
                                                                                                      Company, and
                                                                                                      GWL&A Financial
                                                                                                      Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            39       Trustee, Orchard
Graye (49)                        present            Chief Financial Officer of                       Series Fund,
                                                     Great-West Life & Annuity                        Committee
                                                     Insurance Company; Executive Vice                Member,
                                                     President and Chief Financial                    Great-West
                                                     Officer, United States                           Variable Annuity
                                                     Operations, The Great-West Life                  Account A,
                                                     Assurance Company; Executive Vice                Manager, GW
                                                     President and Chief Operating                    Capital
                                                     Officer, One Benefits, Inc.;                     Management, LLC
                                                     Executive Vice President and                     and Orchard
                                                     Chief Financial Officer of GWL&A                 Capital
                                                     Financial Inc.; President, GW                    Management, LLC,
                                                     Capital Management, LLC and                      Director,
                                                     Orchard Capital Management, LLC;                 Orchard Trust
                                                     Executive Vice President, Orchard                Company and
                                                     Trust Company                                    Financial
                                                                                                      Administrative
                                                                                                      Services
                                                                                                      Corporation
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        39           Director,
(58)                              2001 to present    Finance and Investment                               Greenwood
                                                     Operations; Treasurer, GW Capital                Investments, LLC
                                                     Management, LLC, Orchard Capital
                                                     Management, LLC, Orchard Series
                                                     Fund and Great-West Variable
                                                     Annuity Account A; President,
                                                     Greenwood Investments, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President and Counsel, U.S.        39             None
Byrne (49)                        to present         Operations, The Great-West Life
                                                     Assurance Company and Orchard
                                                     Trust Company; Vice President,
                                                     Counsel and Associate Secretary,
                                                     Great-West Life & Annuity
                                                     Insurance Company, GWL&A
                                                     Financial Inc., First Great-West
                                                     Life & Annuity Insurance Company;
                                                     Canada Life Insurance Company of
                                                     America, Vice President, Counsel
                                                     and Secretary, Financial
                                                     Administrative Services
                                                     Corporation and EMJAY
                                                     Corporation; Secretary, GW
                                                     Capital Management, LLC, One
                                                     Orchard Equities, Inc. Greenwood
                                                     Investments, LLC, GWFS Equities,
                                                     Inc.,  Canada Life of America
                                                     Financial Services, Inc.,
                                                     Great-West Retirement Services,
                                                     Inc., Advised Assets Group, LLC,
                                                     Great-West Variable Annuity
                                                     Account A, and Orchard Series Fund
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

* Refers to a Director or officer who is an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent Director."


The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2004, there were 39 funds for which the Directors serve as Directors or Trustees, 34 of which were Portfolios of the Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.


Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 75332.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) The registrant approved an Amended and Restated Code of Ethics for Securities Transactions of Access Persons on December 8, 2004, with an effective date of January 1, 2005. The amendments added a provision prohibiting Access Persons (which include the registrant's principal executive offer, principal financial officer, principal accounting officer or controller, or persons performing similar functions) from engaging in the purchase and sale, or sale and purchase, of the same or equivalent securities within ninety calendar days ("short term trades"). The amendment provides that all profits from short-term trades are subject to disgorgement. The amendments to the Code of Ethics also contain provisions mandating compliance by Access Persons with federal securities laws and requiring that Access Persons report any violations of the Code of Ethics promptly to the Chief Compliance Officer.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $247,600 for fiscal year 2003 and $252,000 for fiscal year 2004.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $44,400 for fiscal year 2003 and $33,000 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $97,555 for fiscal year 2003 and $174,085 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2


--------
1 No pre-approval is required as to non-audit services provided to the Fund if:
(a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2003 equaled $1,035,850, and for fiscal year 2004 equaled $429,000.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

---------
3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item 10.



ITEM 11.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 12. EXHIBITS.


(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    February 28, 2005